Change in Equity Attributable to Intelsat and Equity Attributable to Non controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Jun. 30, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Sep. 30, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Dec. 31, 2011 Intelsat S.A. Shareholder's Deficit [Member]	Mar. 31, 2012 Non-redeemable Noncontrolling Interest [Member]	Jun. 30, 2012 Non-redeemable Noncontrolling Interest [Member]	Sep. 30, 2012 Non-redeemable Noncontrolling Interest [Member]	Dec. 31, 2011 Non-redeemable Noncontrolling Interest [Member]	Mar. 31, 2012 Intelsat S.A. [Member]	Jun. 30, 2012 Intelsat S.A. [Member]	Sep. 30, 2012 Intelsat S.A. [Member]	Dec. 31, 2011 Intelsat S.A. [Member]
Beginning Balance														$ (1,143,375)	$ (1,143,375)	$ (1,143,375)	$ (698,941)	$ 50,926	$ 50,926	$ 50,926	$ 1,902	$ (1,092,449)	$ (1,092,449)	$ (1,092,449)	$ (697,039)
Net income (loss)	(3,480)	(442)	(213,368)	(215,598)	(115,789)	(106,400)	(180,646)	(102,618)	(142,941)	(429,408)	(432,888)	(505,452)	(781,692)	(24,449)	(84,009)	(34,483)	(432,888)	839	913	835	1,136	(23,610)	(83,096)	(33,648)	(431,752)
Liabilities assumed by parent and other contributed capital											8,385	38,672	56,965	1,062	2,266	1,062	8,385					1,062	2,266	1,062	8,385
Consolidation of Horizons Holdings																					49,263				49,263
Dividends paid to noncontrolling interests									(6,782)									(2,255)	(2,418)	(2,109)	(1,375)	(2,255)	(2,418)	(2,109)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest											15,090	(10,908)	(4,367)	268	(3,845)	(4,086)	15,090					268	(3,845)	(4,086)	15,090
Pension/postretirement liability adjustment											(35,080)	(9,579)	(250)	2,251	2,251	(1,638)	(35,080)					2,251	2,251	(1,638)	(35,080)
Other comprehensive income									189	(227)	59	(393)	2,234	304	(86)	(29)	59					304	(86)	(29)	59
Capital contribution from parent																21,000								21,000
Ending Balance														$ (1,163,939)	$ (1,247,362)	$ (1,265,536)	$ (1,143,375)	$ 49,510	$ 48,005	$ 46,731	$ 50,926	$ (1,114,429)	$ (1,199,357)	$ (1,218,805)	$ (1,092,449)